Fair value of financial instruments - Reconciliation Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial instruments
Financial liabilities at beginning of period	€ (9,641)
Financial liabilities at end of period	(10,867)	€ (9,641)
At Fair Value-Liabilities | Level 3
Fair value of financial instruments
Financial liabilities at beginning of period	(590)	(439)
Net gains/(losses) in income statement	24	(107)
Acquisitions through business combination		(48)
Deductions	20	7
Other movements	(4)	(3)
Financial liabilities at end of period	€ (550)	€ (590)